Financial Risk Management and Fair Values of Financial Instruments - Schedule of Contract Assets and Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contract Assets and Accounts Receivable [Abstract]
Expected loss rate, contract assets
Expected loss rate, accounts receivable	1.80%	3.00%
Total carrying amount, contract assets	$ 4,255,965	$ 3,980,380
Total carrying amount, accounts receivable	7,080,747	8,241,352
Loss allowance, contract assets
Loss allowance, accounts receivable	126,165	247,536
Balance at beginning, contract assets
Balance at beginning, accounts receivable	247,536	65,938	107,186
Acquisition through business combination, contract assets
Acquisition through business combination, accounts receivable			4,212
Reversal for impairment loss, contract assets
Reversal for impairment loss, accounts receivable	56,751	192,134	(44,725)
Write off, contract assets
Write off, accounts receivable	(188,362)	(2,579)
Exchange difference, contract assets
Exchange difference, accounts receivable	10,240	(7,957)	(735)
Balance at Ending, contract assets
Balance at Ending, accounts receivable	$ 126,165	$ 247,536	$ 65,938